Property and Equipment, Net (Details) - Schedule of composition property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost
Cost, Total	$ 1,011	$ 478
Less - accumulated depreciation
Less - accumulated depreciation, Total	298	171
Property and Equipment, Net	713	307
Consoles and equipment [Member]
Cost
Cost, Total	567	198
Computers and software [Member]
Cost
Cost, Total	211	142
Less - accumulated depreciation
Less - accumulated depreciation, Total	114	67
Office furniture and equipment [Member]
Cost
Cost, Total	100	65
Less - accumulated depreciation
Less - accumulated depreciation, Total	37	30
Leasehold improvements [Member]
Cost
Cost, Total	133	73
Less - accumulated depreciation
Less - accumulated depreciation, Total	28	12
Machines and equipment [Member]
Less - accumulated depreciation
Less - accumulated depreciation, Total	$ 119	$ 62